Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Intangible assets	$ 576
Accumulated amortization	(2)
Total intangible assets, net	$ 574
Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Intangible assets		1,312	$ 1,312
Accumulated amortization		(705)	(574)
Total intangible assets, net		$ 607	$ 738